UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21814

                       PNC ABSOLUTE RETURN MASTER FUND LLC
               (Exact name of registrant as specified in charter)
                                    ________


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

PNC ABSOLUTE RETURN MASTER
FUND LLC
(FORMERLY MERCANTILE ABSOLUTE
RETURN MASTER FUND LLC)
ANNUAL REPORT
MARCH 31, 2008

PNC ABSOLUTE RETURN MASTER FUND LLC
CONTENTS
MARCH 31, 2008
--------------------------------------------------------------------------------

                                                                         PAGE(S)

Fund Commentary (unaudited) ...............................................    2

Report of Independent Registered Public Accounting Firm ...................    5

FINANCIAL STATEMENTS

Schedule of Investments ...................................................    6

Statement of Assets and Liabilities .......................................    8

Statement of Operations ...................................................    9

Statements of Changes in Members' Capital .................................   10

Statement of Cash Flows ...................................................   11

Financial Highlights ......................................................   12

Notes to Financial Statements .............................................   13

Liquidity of Investment Funds .............................................   19

Directors and Officers of the Fund (unaudited) ............................   20

Other Information (unaudited) .............................................   24

PNC ABSOLUTE RETURN MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

Dear Members:

PNC Absolute Return Master Fund* (the "Fund"), formerly Mercantile Absolute Return Master Fund, returned 3.18%, net of all fees and expenses, for the 12 months ended March 31, 2008 (the "Reporting Period"). The Fund produced positive returns in seven of the 12 months ended March 31, 2008.

MARKET AND ECONOMIC REVIEW

Hedge funds' performance was mixed during the first six months of the Reporting Period, but hedge funds generally posted net positive performance. In June 2007, two Bear Stearns hedge funds with exposures to subprime mortgage-related securities suffered significant losses. These losses marked the beginning of a new period of raised caution and uncertainty for investors. This new period also included increased market volatility and some negative performance for hedge funds.

Throughout the second half of the Reporting Period, the subprime mortgage disturbances that began in the middle of 2007 broadened to encompass the credit markets more generally. During the fourth calendar quarter, global financial institutions began to announce significant write-downs related to their subprime mortgage exposure. Nearly as often as these write-downs were announced, sovereign wealth funds announced major equity investments into these same firms.

The first quarter of 2008 was one of the more difficult quarters in recent memory for the financial markets. Not only did global equity markets sell off--with many major equity market indices experiencing double-digit declines, but also the credit market's difficulties that began over the summer of 2007 picked up momentum. The U.S. Federal Reserve Board (the Fed) cut the targeted federal funds rate three times during the quarter, lowering rates by 200 basis points, or 2.00%, from 4.25% to 2.25%. In March 2008, the headline-grabbing news was the insolvency of Bear Stearns (BSC), the fifth largest U.S. investment bank, which ultimately ended in a buyout agreement with J.P. Morgan (JPM) valuing BSC at $2 per share. Besides the 93% discount to the previous day's closing price, the extraordinary nature of the transaction included: 1) the Fed guaranteeing financing and insuring JPM for any losses on up to $30 billion of BSC's less liquid assets and 2) JPM immediately guaranteeing BSC's obligations even before shareholders approve the deal. In conjunction with the JPM/BSC announcement, the Fed announced the formation of the new Primary Dealer Credit Facility (PDCF). This unprecedented step provides funding to all primary dealers for a broad range of investment grade corporate, municipal, mortgage-backed and asset-backed securities. Historically, the Fed has only provided financing to regulated depository institutions and on a much more limited set of collateral.

FUND REVIEW

FIXED INCOME ARBITRAGE managers produced the strongest returns of any strategy within the Fund over the Reporting Period. In the early part of the Reporting Period, profitable positions for our managers included short U.S. dollar positions, long emerging market fixed income securities, short developed fixed income markets and subprime mortgages, and long currency and fixed income volatility trades. From July through September, the Fund's fixed income arbitrage managers registered strong gains in each month despite the volatility experienced in credit, event-driven and equity markets. Then, the Fund's fixed income arbitrage managers deftly navigated the market turmoil of the subsequent months and produced strong positive returns for the second half of the Reporting Period. During the fourth calendar quarter, some strategy managers benefited from increased volatility in the fixed income markets based on concerns about credit, mortgages and the economy. Some other managers gained ground based on a widespread rally in developed market fixed income securities, as investors sought refuge in government bonds. The first quarter of 2008 brought additional positive returns. The best performing manager within

PNC ABSOLUTE RETURN MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

the strategy gained approximately 14% for the quarter. This manager was positioned for a rally in government bonds, a steepening of yield curves in the U.S. and Europe, a weaker U.S. dollar and heightened fixed income and foreign exchange volatility. Certain other managers, however, generated negative returns during the quarter due to a major dislocation in fixed income markets during March.

HEDGED EQUITY managers experienced solid positive performance during the Reporting Period. The first six months of the Reporting Period were the strongest, as the strategy produced positive returns in each of these months. During this time, performance was driven by long positions in information technology, communications, industrials, energy and global infrastructure themes. On the short side, profits were generated in consumer discretionary names, financials and positions targeting the U.S. housing market. The second half of the Reporting Period was more volatile and managers produced modestly negative returns during these months. The strategy was up strongly during the fourth quarter of 2007. On the long side, performance was driven largely by positions targeting defensive sectors, such as utilities, energy and consumer staples, and global growth themes, such as agriculture and infrastructure. However, the strategy was down during the first quarter of 2008, as elevated levels of volatility, spurred by a combination of investor uneasiness and massive short covering rallies, weighed heavily on fundamentally-focused long/short equity managers. These headwinds more than offset the positive performance generated during the quarter by short positions targeting those sectors most affected by the credit turmoil, specifically, financials and consumer discretionary.

CREDIT-BASED managers experienced a bumpy 12 months, producing modestly positive returns over the Reporting Period. The early part of the Reporting Period was bright. However, conditions turned around in June. Rising Treasury yields, concern over the losses at two Bear Stearns hedge funds that invested in CDOs (collateralized debt obligations), the lingering subprime mortgage issue in the U.S. and the heavy pipeline of leveraged finance transactions unnerved the credit markets. In the latter six months of the Reporting Period, the Fund's credit-based managers produced modestly positive returns. These returns were achieved despite the fact that the credit markets declined markedly during the Reporting Period due to widening high yield debt spreads and heightened concern for a recession in the U.S. economy. Deteriorating economic conditions coupled with massive deleveraging circulating through the system fueled bearish sentiment in the credit markets. Increased dispersion across credits enabled managers to profit from their ability to pick the gems from the rubble. However, certain long-biased managers were negatively impacted by the sell-off during this time. Other managers performed well due both to realized gains from select private positions and to subprime short positions. At the end of March, the Fund's credit-based managers generally remained cautious in their view for the rest of 2008, as a deteriorating global economy continued to put pressure on spreads.

EVENT-DRIVEN managers experienced a notably difficult 12 months, producing modestly negative returns for the Reporting Period. The Reporting Period began well for these managers, as they were strongly positive due to corporate restructurings, mergers, buyouts and numerous idiosyncratic opportunities that they uncovered. By the third calendar quarter, the picture was much more mixed. The subprime mortgage market deterioration and credit crunch put pressure on merger spreads, private equity deals, leveraged buyout (LBO) paper, and overall corporate activity. Technical and macro-economic factors exerted heavy influence on returns, as the market re-priced the sectors and companies most vulnerable to a U.S. recession. In the fourth quarter of 2007, select managers generated strong returns, as core positions in the securities exchanges, metals, rails and retail sectors appreciated. On the other hand, one manager suffered due to the depreciation of a core equity holding in the telecommunications sector. Another manager declined as a core retail position fell by more than 20%. Over the first quarter of 2008, select managers weathered the storm with hedges and alpha shorts on mortgage insurers and the U.S. consumer that cushioned performance. Many managers defensively positioned their portfolios and generally decreased net exposures to try to remain nimble to market opportunities. By the end of the fiscal year,

PNC ABSOLUTE RETURN MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

distressed opportunities were slowly beginning to surface, as there had already been six high-yield bond defaults in 2008 to date, totaling $3.3 billion, compared with only ten defaults totaling $3.0 billion in all of 2007.

Sincerely,

RAMIUS FUND OF FUNDS GROUP, LLC

* THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of PNC Absolute Return Master Fund LLC:

We have audited the accompanying statement of assets and liabilities of PNC Absolute Return Master Fund LLC (formerly Mercantile Absolute Return Master Fund
LLC) (the "Fund"), including the schedule of investments, as of March 31, 2008, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members' capital and financial highlights for the year then ended and for the period from May 10, 2006 (date of initial seeding) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PNC Absolute Return Master Fund LLC as of March 31, 2008, the results of its operations and its cash flows for the year then ended, and the changes in its members' capital and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, the financial statements include investments in underlying funds, valued at $53,336,779 (96.80% of total members' capital) as of March 31, 2008, whose fair values have been estimated by management in the absence of readily determinable fair values. Management's estimates are based on information provided by the investment managers or general partners of the underlying funds.

DELOITTE & TOUCHE LLP

Chicago, Illinois
May 30, 2008

PNC ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
--------------------------------------------------------------------------------

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Event-Driven                                        42%

Multi-Strategy                                      24%

Hedged Equity                                       16%

Fixed Income Arbitrage                              11%

Credit Based                                         7%

                                                                                                      % OF
INVESTMENT FUNDS*                                                  COST              VALUE       MEMBERS' CAPITAL
EVENT-DRIVEN
   Aspen Partners, L.P.                                       $        60,337   $       51,852               0.09%
   Canyon Value Realization Fund, L.P.                              1,730,306        2,198,953               3.99
   Castlerigg Partners, L.P.**                                      1,964,113        2,185,362               3.97
   Cerberus Partners, L.P.**                                        1,571,238        3,634,218               6.60
   Cevian Capital II, L.P.                                          1,750,000        1,659,670               3.01
   Ecofin Special Situations Utilities Fund, L.P.                   1,200,000        1,419,018               2.58
   Farallon Capital Offshore Investors, Inc.**                      1,602,704        2,654,915               4.82
   Icahn Partners, L.P.                                             1,700,000        1,869,727               3.39
   Montrica Global Opportunities, L.P.                              2,000,000        1,986,727               3.61
   Sisu Capital                                                     1,200,000          992,541               1.80
   Sopris Capital Partners, L.P.                                    1,318,000        1,395,633               2.53
   Taconic Opportunity Fund, L.P.                                   1,464,057        1,875,344               3.40
                                                              ---------------   --------------   ----------------
      Total Event-Driven                                           17,560,755       21,923,960              39.79
MULTI-STRATEGY
   Amaranth Partners, L.L.C.                                          217,561          133,883               0.24
   Elliott Associates, L.P.**                                       2,533,718        5,105,369               9.27
   HBK Fund, L.P.**                                                 1,965,517        2,079,431               3.77
   Goldman Investment Partners                                      2,500,000        2,340,146               4.25
   Millenium USA, LP                                                2,300,000        2,344,765               4.25
   SAC Multi-Strategy Fund LP                                       1,000,000        1,003,796               1.82
                                                              ---------------   --------------   ----------------
      Total Multi-Strategy                                         10,516,796       13,007,390              23.60

                                                                     (CONTINUED)

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
--------------------------------------------------------------------------------

                                                                                      % OF
INVESTMENT FUNDS* (CONTINUED)                           COST          VALUE     MEMBERS' CAPITAL
HEDGED EQUITY
   Ascend Partners Fund II, L.P.                   $  1,064,378   $  1,361,401              2.47%
   Ecofin Global Utilities Hedge Fund Ltd.            1,000,000      1,089,019              1.98
   GCM Little Arbor Institutional Partners, L.P.      1,000,000      1,089,679              1.98
   Perry Partners, L.P.                               1,117,501      1,874,044              3.40
   SCP Domestic Fund, L.P.                            1,000,000      1,648,327              2.99
   Walker Smith Q.P.                                  1,500,000      1,650,463              3.00
                                                   ------------   ------------   ---------------
     Total Hedged Equity                              6,681,879      8,712,933             15.81
FIXED INCOME ARBITRAGE
   Brevan Howard, L.P.                                1,791,314      2,979,300              5.41
   MKP Credit, L.P.                                   1,596,144      1,984,318              3.60
   Parsec Trading Corp.                               1,065,879      1,097,034              1.99
                                                   ------------   ------------   ---------------
     Total Fixed Income Arbitrage                     4,453,337      6,060,652             11.00
CREDIT BASED
   Blue Mountain Credit, L.P.                         1,192,038      1,679,199              3.05
   GSO Special Situations, L.P.**                     1,500,000      1,952,645              3.54
                                                   ------------   ------------   ---------------
     Total Credit Based                               2,692,038      3,631,844              6.59
                                                   ------------   ------------   ---------------
     Total Investments                             $ 41,904,805   $ 53,336,779             96.80%
                                                   ============   ============   ===============

       *    All investments are non-income producing.

      ** Fund investment fully or partially segregated to cover tender offers.

As of March 31, 2008, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

                     COUNTRY                   COST            VALUE
          British Virgin Islands - 4.81%   $  1,602,704   $   2,654,915
          Cayman Islands - 6.61%              3,750,000       3,646,397
          United States - 85.21%             36,552,101      47,035,467
                                           ------------   -------------
                                           $ 41,904,805   $  53,336,779
                                           ============   =============

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $41,904,805. Net unrealized appreciation on investments for tax purposes was $11,431,974 consisting of $11,995,053 of gross unrealized appreciation and $563,079 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 96.80% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008
--------------------------------------------------------------------------------

ASSETS
Investment Funds, at value (cost $41,904,805)                      $ 53,336,779
Investment in registered investment company (cost $172,246)*            172,246
Receivable from fund investments sold                                 4,168,522
Due from feeder funds                                                   149,254
Dividend income receivable                                                  512
Prepaid expenses                                                         58,315
                                                                   ------------
     Total assets                                                    57,885,628
                                                                   ------------
LIABILITIES
Due to feeder funds for tender offers                                 2,600,000
Management fee payable                                                  138,904
Administration fee payable                                               22,592
Chief Compliance Officer fees payable                                       843
Other accrued expenses                                                   23,547
                                                                   ------------
     Total liabilities                                                2,785,886
                                                                   ------------
     Net assets                                                    $ 55,099,742
                                                                   ============
MEMBERS' CAPITAL
Capital                                                            $ 37,804,798
Accumulated net investment loss                                      (1,991,463)
Accumulated net realized gain on investments                          7,854,433
Net unrealized appreciation on investments                           11,431,974
                                                                   ------------
     Members' capital                                              $ 55,099,742
                                                                   ============

      *     See Note 2 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income                                                   $      40,771
                                                                  -------------
OPERATING EXPENSES
Management fees                                                         755,381
Administration fees                                                     120,836
Directors' fees                                                          65,234
Chief Compliance Officer fees                                             7,199
Interest expense                                                         73,690
Legal fees                                                               70,000
Audit fees                                                               66,417
Line of credit facility fees                                              7,500
Custodian fees                                                            6,040
Printing fees                                                             4,330
Other expenses                                                           30,291
                                                                  -------------
     Operating expenses                                               1,206,918
                                                                  -------------
     Net investment loss                                             (1,166,147)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments                                      5,216,670
Net change in unrealized appreciation on investments                 (2,045,039)
                                                                  -------------
     Net realized and unrealized gain on investments                  3,171,631
                                                                  -------------
Net increase in members' capital from operating activities        $   2,005,484
                                                                  =============

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED MARCH 31, 2007*

FROM OPERATING ACTIVITIES
Net investment loss                                                             $     (825,316)
Net realized gain on investments                                                     2,637,763
Net change in unrealized appreciation  on investments                                  744,051
                                                                                --------------
   Net increase in members' capital  from operating activities                       2,556,498
                                                                                --------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from transfer of assets**                                                  55,921,867
Proceeds from sales of Interests***                                                  5,325,283
Cost of Interests repurchased                                                       (7,724,548)
                                                                                --------------
   Net increase in members' capital from capital transactions                       53,522,602
                                                                                --------------
MEMBERS' CAPITAL
Balance at beginning of period                                                              --
                                                                                --------------
Balance at end of period                                                        $   56,079,100
                                                                                ==============
FOR THE YEAR ENDED MARCH 31, 2008

FROM OPERATING ACTIVITIES
Net investment loss                                                             $   (1,166,147)
Net realized gain on investments                                                     5,216,670
Net change in unrealized appreciation on investments                                (2,045,039)
                                                                                --------------
   Net increase in members' capital from operating activities                        2,005,484
                                                                                --------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                                     2,583,258
Cost of Interests repurchased                                                       (5,568,100)
                                                                                --------------
   Net decrease in members' capital from capital transactions                       (2,984,842)
                                                                                --------------
MEMBERS' CAPITAL
Balance at beginning of year                                                        56,079,100
                                                                                --------------
Balance at end of year                                                          $   55,099,742
                                                                                ==============

* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

**    See Note 1 in Notes to Financial Statements.

***   Includes proceeds from initial seeding of the Fund.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
STATEMENT OF CASH FLOWS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                      $    2,005,484
Adjustments to reconcile net increase in members' capital from operating activities to net cash provided by operating activities
   Net change in unrealized appreciation on investments                              2,045,039
   Net realized gain on investments                                                 (5,216,670)
   Purchases of investments                                                         (8,600,000)
   Proceeds from sale of investments                                                18,031,560
   Net purchases of short term investments                                             (48,378)
   Increase in dividend income receivable                                                 (512)
   Decrease in fund investments made in advance                                      2,150,000
   Increase in receivable from fund investments sold                                (3,758,532)
   Increase in due from feeder funds                                                  (149,254)
   Increase in prepaid expenses                                                        (14,910)
   Decrease in directors' fees payable                                                  (2,661)
   Increase in Chief Compliance Officer fees payable                                       843
   Increase in administration fee payable                                                  294
   Decrease in management fee payable                                                 (213,316)
   Decrease in other accrued expenses                                                  (29,202)
                                                                                --------------
     Net cash provided by operating activities                                       6,199,785
                                                                                --------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                                     2,408,258
Cost of Interests repurchased                                                       (6,548,043)
Net repayments on line of credit                                                    (2,060,000)
                                                                                --------------
     Net cash used in financing activities                                          (6,199,785)
                                                                                --------------
     Net change in cash and cash equivalents                                                --

CASH AND CASH EQUIVALENTS
Beginning of year                                                                           --
                                                                                --------------
End of year                                                                     $           --
                                                                                ==============

SUPPLEMENTAL INFORMATION:
Interest paid on line of credit*                                                $       73,690
                                                                                ==============

*     See Note 9 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               YEAR      PERIOD
                                              ENDED       ENDED
                                            MARCH 31,   MARCH 31,
                                              2008        2007+
                                            ---------   ---------
Total return (1)                                 3.29%       4.42%
Net assets, end of period (000's)           $  55,100   $  56,079
RATIOS TO AVERAGE NET ASSETS
   Net investment loss                          (1.93)%     (1.92)%(3)
   Net operating expenses (2)                    2.00%       2.02%(3)
Portfolio turnover rate                         14.22%      35.12%(4)

+ The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1) Total return is calculated for all the Members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period indicated and is not annualized.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized.

(4)   Not annualized.

    The accompanying notes are an integral part of the financial statements.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

1.    ORGANIZATION

      PNC Absolute Return Master Fund LLC (formerly Mercantile Absolute Return Master Fund LLC), the "Master Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $55,921,867 (comprised of $54,892,511 of fund investments, $796,101 of cash, $232,881 of receivable from fund investments sold, and $374 of dividends receivable) from PNC Absolute Return Fund LLC (formerly Mercantile Absolute Return Fund LLC) on July 1, 2006. Unrealized appreciation on the fund investments of $12,732,962 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds (the "Members") invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

      The Master Fund's investment objective is to seek capital appreciation principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies each of which typically invests in either one or more absolute return strategies that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a U.S. exchange or an index of stocks such as the S&P 500 Index. The Master Fund seeks Investment Funds that have historically shown relatively low (in some cases negative) correlation to each other, as well as low to negative correlation to broad equity and bond indices. Therefore, a fund of hedge funds, such as the Master Fund, focusing on the absolute return sector seeks to generate positive absolute returns over a market cycle with relatively low volatility.

      The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the Members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

      PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Master Fund under an interim investment management agreement (the "Interim Investment Management Agreement") approved by the Board of Directors, from March 2, 2007 through July 20, 2007, when the Members approved the new investment management agreement.

      The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Ramius Fund of Funds Group, LLC (formerly, Ramius HVB Partners,
      LLC), the "Adviser". The Adviser is registered as an investment adviser under the Advisers Act.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

      Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible Members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Master Fund:

      A.    PORTFOLIO VALUATION

            The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

            The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interest in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

            Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

      B.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

            Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the average cost basis. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Investment Fund.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

            Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

      C.    FUND EXPENSES

            The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; administrative fees; auditing fees; custodial fees; costs of insurance; expenses of meetings of the Board and members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. The Master Fund allocates the expense it incurs to its Members. In addition, the Master Fund pays the expense allocated to, and incurred by, the Members and is reimbursed by the Members through the redemption of Interests by the Members.

            The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These allocations/fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the year ended March 31, 2008, allocations/fees for these services ranged from 1.0% to 2.5% annually for management fees and ranged from 20% to 25% annually for the performance or incentive allocations.

      D.    INCOME TAXES

            The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

            On behalf of non-U.S. Members the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

            On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

      E.    INVESTMENT IN REGISTERED INVESTMENT COMPANY

            The Master Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At March 31, 2008, this investment consisted of 172,246 shares which amounted to 0.3% of net assets.

      F.    SEGREGATED INVESTMENTS

            Certain investments have been segregated to finance the repurchase of Interests from tender offers.

      G.    CAPITAL ACCOUNTS

            Net profits or net losses of the Master Fund for each fiscal period will be allocated to the capital accounts of Members as of the last day of each fiscal period in accordance with Members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

      H.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      A.    MANAGEMENT FEE

            The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases of Interests by the Master Fund that have not settled as of the end of the quarter. The Manager pays the Adviser half of the management fees earned from the Master Fund.

      B.    FEES EARNED UNDER THE INTERIM INVESTMENT MANAGEMENT AGREEMENTS

            Under the Interim Investment Management Agreement, the management fees earned by the Manager for services provided during March 2, 2007 to July 19, 2007 were being held in an interest bearing escrow account. A majority of the feeder funds' outstanding voting securities approved the new investment management agreement dated July 20, 2007, and as a result the amount in the escrow account for the Master Fund (including any interest earned) was paid to the Manager.

      C.    ADMINISTRATION AND OTHER FEES

            The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative, accounting, and investor services, as well as serves in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

            SEI Private Trust Company serves as custodian for the Master Fund's assets.

      D.    BOARD FEES

            Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the year ended March 31, 2008 were $65,234.

4.    CONCENTRATION OF RISK

      The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in, and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

      Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.    GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

      In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.    INVESTMENT TRANSACTIONS

      For the year ended March 31, 2008, the aggregate purchases and sales of investments (excluding short-term securities) were $8,600,000 and $18,031,560, respectively.

PNC ABSOLUTE RETURN MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

8.    TENDER OFFERS

      On February 27, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $4.1 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at June 29, 2007. Tenders with a value in the amount of $3,735,846 were received and accepted by the Master Fund from Members. Members received a payment of $3,735,846 on July 31, 2007.

      On August 24, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at December 31, 2007. Tenders with a value in the amount of $2,500,000 were received and accepted by the Master Fund from Members. Members received a payment of $2,500,000 on January 31, 2008.

      On February 26, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at June 30, 2008. Tenders with an estimated value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members are entitled to receive payment on or about 30 days after June 30, 2008.

9.    LINE OF CREDIT

      The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund pays a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the year ended March 31, 2008, the Master Fund had average borrowings of $1,062,500 over an average period of 47 days at interest rates ranging from 7.00% to 9.25%. As of March 31, 2008, there were no borrowings outstanding.

10.   RECENT ACCOUNTING PRONOUNCEMENT

      In September 2006, FASB issued Statement on Financial Accounting Standards
      (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Master Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the schedule of investments and statement of operations for a fiscal period.

PNC ABSOLUTE RETURN MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS                                            LIQUIDITY
   Amaranth Partners, L.L.C.                                 Annually
   Ascend Partners Fund II, L.P.                            Quarterly
   Aspen Partners, L.P.                                      Annually
   Blue Mountain Credit, L.P.                                Annually
   Brevan Howard, L.P.                                       Annually
   Canyon Value Realization Fund, L.P.                       Annually
   Castlerigg Partners, L.P.                                Quarterly
   Cerberus Partners, L.P.                                Semi-Annually
   Cevian Capital II, L.P.                                   Annually
   Ecofin Special Situations Utilities Fund, L.P.            Monthly
   Ecofin Global Utilities Hedge Fund Ltd.                   Monthly
   Elliott Associates, L.P.                                  Annually
   Farallon Capital Offshore Investors, Inc.                Quarterly
   GCM Little Arbor Institutional Partners, L.P.            Quarterly
   Goldman Investment Partners                              Quarterly
   GSO Special Situations, L.P.                             Quarterly
   HBK Fund, L.P.                                           Quarterly
   Icahn Partners, L.P.                                   Semi-Annually
   Millenium USA, LP                                        Quarterly
   MKP Credit, L.P.                                          Annually
   Montrica Global Opportunities, L.P.                      Quarterly
   Parsec Trading Corp.                                      Monthly
   Perry Partners, L.P.                                      Annually
   SAC Multi-Strategy Fund LP                                Annually
   SCP Domestic Fund, L.P.                                  Quarterly
   Sisu Capital                                           Semi-Annually
   Sopris Capital Partners, L.P.                             Annually
   Taconic Opportunity Fund, L.P.                            Annually
   Walker Smith Q.P.                                        Quarterly

PNC ABSOLUTE RETURN MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the general supervision of the Board in accordance with the laws of the state of Delaware and the Fund's Limited Liability Company Agreement. Information pertaining to the Directors and officers of the Fund is set forth below. Directors who are deemed to be "interested persons" (as defined in the 1940 Act) of the Fund are referred to as "Interested Directors." Each Director serves for an indefinite term until either
(1) the date that his or her successor in office becomes effective, or (2) the date that he or she resigns or, his or her term as a Director is terminated in accordance with the Fund's Limited Liability Agreement. Directors who are not deemed to be "interested persons" of the Fund are referred to as "Independent Directors." The address of each Director and officer is c/o PNC Absolute Return Master Fund LLC, Two Hopkins Plaza, Baltimore, Maryland 21201.

INDEPENDENT DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
                       POSITION(S)      LENGTH OF      PRINCIPAL
                       HELD WITH        TIME           OCCUPATION(S)
NAME AND AGE           FUND             SERVED         DURING PAST 5 YEARS     OTHER DIRECTORSHIPS HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
L. White Matthews,     Director         Since          Retired since 2001;     PNC Alternative Strategies Master Fund LLC, PNC
III                                     2003           Chairman, Ceridian      Alternative Strategies Fund LLC, PNC Alternative
Age: 62                                                Corporation, 2006 to    Strategies TEDI Fund LLC, PNC Long-Short Fund LLC,
                                                       present;                PNC Long-Short TEDI Fund LLC, PNC Long-Short Master
                                                                               Fund LLC, PNC Absolute Return Fund LLC, PNC Absolute
                                                                               Return TEDI Fund LLC; PNC Funds, Inc.; Matrixx
                                                                               Initiatives, Inc. (pharmaceuticals); Imation Corp.
                                                                               (data storage products).
------------------------------------------------------------------------------------------------------------------------------------
Edward D. Miller       Director         Since          Dean and Chief          PNC Alternative Strategies Master Fund LLC, PNC
Age: 65                                 2002           Executive Officer,      Alternative Strategies Fund LLC, PNC Alternative
                                                       Johns Hopkins           Strategies TEDI Fund LLC, PNC Long-Short Fund LLC,
                                                       Medicine, January       PNC Long-Short TEDI Fund LLC, PNC Long-Short Master
                                                       1997 to present.        Fund LLC, PNC Absolute Return Fund LLC, PNC Absolute
                                                                               Return TEDI Fund LLC; PNC Funds, Inc.; Bradmer
                                                                               Pharmaceuticals Inc. (pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------

PNC ABSOLUTE RETURN MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
John R. Murphy         Director         Since          Vice Chairman,          PNC Alternative Strategies Master Fund LLC, PNC
Age: 74                and              2002           National Geographic     Alternative Strategies Fund LLC, PNC Alternative
                       Chairman                        Society, March 1998     Strategies TEDI Fund LLC, PNC Long-Short Fund LLC,
                       of the                          to present.             PNC Long-Short TEDI Fund LLC, PNC Long-Short Master
                       Board                                                   Fund LLC, PNC Absolute Return Fund LLC, PNC Absolute
                                                                               Return TEDI Fund LLC; PNC Funds, Inc.; Omnicom Group,
                                                                               Inc. (media and marketing services); Sirsi Dynix
                                                                               (technology).
-----------------------------------------------------------------------------------------------------------------------------------
Thomas L. Owsley       Director         Since          Retired since August    PNC Alternative Strategies Master Fund LLC, PNC
Age: 67                                 2005           2004; President,        Alternative Strategies Fund LLC, PNC Alternative
                                                       Chief Executive         Strategies TEDI Fund LLC, PNC Long-Short Fund LLC,
                                                       Officer and Chief       PNC Long-Short TEDI Fund LLC, PNC Long-Short Master
                                                       Operating Officer,      Fund LLC, PNC Absolute Return Fund LLC, PNC Absolute
                                                       Crown Central           Return TEDI Fund LLC; PNC Funds, Inc.
                                                       Petroleum
                                                       Corporation 2003 to
                                                       August 2004: Senior
                                                       Vice President,
                                                       General Counsel and
                                                       Corporate Secretary,
                                                       Crown Central
                                                       Petroleum
                                                       Corporation, 2001 to
                                                       2003.
------------------------------------------------------------------------------------------------------------------------------------
George R. Packard,     Director         Since          President, U.S. Japan   PNC Alternative Strategies Master Fund LLC, PNC
III                                     2002           Foundation.             Alternative Strategies Fund LLC, PNC Alternative
Age: 75                                                                        Strategies TEDI Fund LLC, PNC Long-Short Fund LLC,
                                                                               PNC Long-Short TEDI Fund LLC, PNC Long-Short Master
                                                                               Fund LLC, PNC Absolute Return Fund LLC, PNC Absolute
                                                                               Return TEDI Fund LLC; PNC Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

PNC ABSOLUTE RETURN MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

INTERESTED DIRECTOR

------------------------------------------------------------------------------------------------------------------------------------
                       POSITION         LENGTH OF      PRINCIPAL
                       HELD WITH        TIME           OCCUPATION DURING       OTHER DIRECTORSHIPS HELD BY
NAME AND AGE           FUND             SERVED         PAST 5 YEARS            DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Decatur H. Miller(1)   Director         Since          Retired.                PNC Alternative Strategies Master Fund LLC, PNC
Age: 75                                 2002                                   Alternative Strategies Fund LLC, PNC Alternative
                                                                               Strategies TEDI Fund LLC, PNC Long-Short Fund LLC,
                                                                               PNC Long-Short TEDI Fund LLC, PNC Long-Short Master
                                                                               Fund LLC, PNC Absolute Return Fund LLC, PNC Absolute
                                                                               Return TEDI Fund LLC; PNC Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Miller is an "interested person" of the Fund because he is a co-trustee of a trust for which PNC Bank, N.A., the parent company of PNC Capital Advisors, Inc. ("PCA"), is also a co-trustee.

OFFICERS OF THE FUND

Officers are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve. The following table sets forth certain information about the Fund's officers who are not Directors.

------------------------------------------------------------------------------------------------------------------------------------
                         POSITION(S)      LENGTH OF
                          HELD WITH         TIME                                  PRINCIPAL OCCUPATION(S)
NAME AND AGE                FUND           SERVED                                   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Kevin A. McCreadie     President        Since 2004     President and Chief Executive Officer, PCA since March 2004; Chief Investment
Age: 47                                                Officer, PCA since 2002; Chief Investment Officer, PNC Wealth Management since 2007; Partner of Brown Investment Advisory & Trust Company from 1999 to
                                                       2002.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer E. Spratley   Vice President   Since          Treasurer and Vice President, PCA since September 2007; Unit Leader, Fund
Age: 39                and Treasurer    March 2008     Accounting and Administration, SEI Investments Global Funds Services 2005 to
                                        and            2007; Fund Accounting Director, SEI Global Funds Services 1999 to 2007.
                                        September
                                        2007,
                                        respectively
------------------------------------------------------------------------------------------------------------------------------------

PNC ABSOLUTE RETURN MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                         POSITION(S)      LENGTH OF
                          HELD WITH         TIME                                  PRINCIPAL OCCUPATION(S)
NAME AND AGE                FUND           SERVED                                   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux     Assistant Vice       Since      President, EJV Financial Services (consulting) since 2002; Senior Vice
Age: 64                President and        2004       President, Old Mutual Advisor Funds II since 2005; Vice President, Swiss
                       Chief                           Helvetia Fund since 1987; Vice President, Hilliard Lyons Government Fund
                       Compliance                      since 2004; Vice President, ISI Funds since 1986; Chief Compliance Officer,
                       Officer                         Victory Funds since 2005; Deutsche Asset Management ("DeAM") from 1987 to
                                                       2002.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer E. Vollmer    Secretary            Since      Senior Counsel, The PNC Financial Services Group, Inc. since March 2007;
Age: 36                                     2002       Secretary, PCA since 2001; Vice President, PCA 2001 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Savonne L. Ferguson    Assistant            Since      Vice President, PCA since September 2007; Assistant Vice President, PCA 2002
Age: 34                Secretary            2004       to 2007.
------------------------------------------------------------------------------------------------------------------------------------

PNC ABSOLUTE RETURN MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at http://www.sec.gov.

MANAGER AND ADMINISTRATOR

PNC Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

ADVISER

Ramius Fund of Funds Group, LLC
599 Lexington Avenue, 19th Floor
New York, New York 10022

SUB-ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Mr. L. White Matthews, III. Mr.
L. White Matthews, III is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Deloitte & Touche, LLP ("D&T") related to the registrant.

D&T billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended March 31, 2008 and March 31, 2007 set forth in the table below. The registrant was formed on August 4, 2005 and commenced operations on July 1, 2006.

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2008                                                   2007
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services          services to       and services to   services          services to       and services to
                   to the            service           service           to the            service           service
                   registrant        affiliates that   affiliates that   registrant        affiliates that   affiliates that
                   that were         were              did not require   that were         were              did not require
                   pre-approved      pre-approved      pre-approval      pre-approved      pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $36,167             N/A               N/A             $42,000             N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related    N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees       $25,000             N/A               N/A             $24,458             N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the registrant, its investment manager (other than its sub-adviser) or any entity controlling, controlled by, or under common control with the investment manager ("adviser affiliate"). Prior to the commencement of any audit or non-audit services to the registrant, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) During the registrant's last two fiscal years, there were no waivers of the requirement that non-audit services provided to the registrant or any adviser affiliate be pre-approved.

(f)      Not Applicable.

(g) The aggregate non-audit fees and services billed by D&T for the last two fiscal years were $25,000 and $24,458, respectively.

(h)      Not Applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

The schedule of investments is included as part of the report to members filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, the responsibility for voting proxies relating to the registrant's portfolio securities has been delegated to the Adviser. The policies and procedures that the investment adviser uses to determine how to vote proxies are included as Exhibit C to this Form.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

PORTFOLIO MANAGERS

(a)(1) Ramius Fund of Funds Group, LLC, formerly Ramius HVB Partners, LLC (the "Adviser") is the investment adviser of the registrant. The Adviser is jointly owned by Ramius LLC, a limited liability company organized under the laws of Delaware, and HVB, a German corporation. The Adviser's offices are located at 599 Lexington Avenue, 19th Floor, New York, NY 10022.

The day-to-day management of the registrant's portfolio is the responsibility of the Adviser's Investment Management Committee, which is made up of the following individuals:

     THOMAS W. STRAUSS. Thomas Strauss is a Managing Member of Ramius LLC and a member of its Executive Committee. Mr. Strauss is also Chief Executive Officer and Chief Investment Officer of the Adviser, the General Partner and Investment Manager for Ramius' multi-manager business, and a member of its Investment Management Committee. Mr. Strauss joined the Adviser in 1995.Mr. Strauss was the former President of Salomon Brothers and Vice Chairman of Salomon Inc. Over the course of his career, he was a former Board member of: The Governors of the American Stock Exchange, the Chicago Mercantile Exchange, the Public Securities Association, the Securities Industry Association, and The Federal Reserve Intl. Capital Markets Advisory Committee. Mr. Strauss graduated from the University of Pennsylvania with a Bachelor of Arts degree in Economics.

     RICHARD FERTIG. Richard Fertig is a Managing Director and Co-Head of Investments at the Adviser. Mr. Fertig joined the Adviser in February 2001.

Prior to joining Ramius, Mr. Fertig was an associate at The Blackstone Group where he was responsible for underlying manager selection, due diligence, and portfolio and risk management. Mr. Fertig was also a pit trader and clerk for First Continental Trading in Chicago. Mr. Fertig received a M.B.A. in Finance from The Wharton School of the University of Pennsylvania and a B.A. from Cornell University as a double major in Economics and Psychology.

     JAMES NEUMANN. James Neumann is a Managing Director and Co-Head of Investments at the Adviser. Mr. Neumann joined the Adviser in December 2004.

Prior to the joint partnership, Mr. Neumann was a Senior Analyst at HVB Alternative Advisors, Inc. from 2002-2004. Prior to that, he was a Chief Financial Officer and Managing Director at Colangelo Synergy Marketing Inc. a profitable start-up venture. Mr. Neumann has over 17 years of investment, trading and portfolio management experience, primarily in fixed income. Other positions that Mr. Neumann held included: Vice President/Portfolio Manager for CPR (USA) Inc., a French Investment Bank, Vice President/Fixed Income Trader with Yamaichi International Inc., Senior Trader at UBS Securities and a trader for Aubrey G. Lanston & Co. Mr. Neumann holds a B.S. from Providence College in Rhode Island and an M.B.A. in Finance with concentration in Investment Management and Trading from Fordham University in New York.

     BRIAN BRISKIN. Brian Briskin is a Managing Director at Ramius Fund of
Funds Group LLC, the General Partner and Investment Manager for Ramius' multi-manager business. Mr. Briskin is responsible for underlying manager selection, due diligence, and portfolio and risk management activities. Prior to joining Ramius in April 2007, Mr. Briskin was a Managing Director at Focus Investment Group from February 2000 through March 2007. Specifically, Mr. Briskin worked as a member of the Asset Management Committee responsible for underlying manager selection, due diligence, and portfolio management. From 1996 to 2000, Mr. Briskin worked as a Portfolio Research Analyst at Neuberger Berman in New York. Mr. Briskin received a M.B.A. in Finance from The Zicklin School of Business at Baruch College in 1999, and received a B.A. from The State University of New York at Oneonta in Business Economics in 1992. Mr. Briskin received his Chartered Financial Analyst designation from the CFA Institute in 2002.

(a)(2) The following table provides information relating to other accounts managed by the Investment Management Committee as of March 31, 2008.

                                                            NUMBER OF
                                                        ACCOUNTS MANAGED                         TOTAL ASSETS
                                            NUMBER OF         WITH                               MANAGED WITH
                                            ACCOUNTS    PERFORMANCE-BASED                      PERFORMANCE-BASED
                                             MANAGED      ADVISORY FEES       TOTAL ASSETS       ADVISORY FEES
------------------------------------------ ----------- ------------------- ------------------ ---------------------
THOMAS W. STRAUSS, RICHARD FERTIG,
   JAMES NEUMANN  AND BRIAN BRISKIN*
   Registered investment companies....             2            2           $   270,565,701     $   270,565,701
   Other pooled investment vehicles...            39           35           $ 2,355,173,248     $ 2,355,173,248
   Other accounts.....................            11           10           $   645,024,885     $   645,024,885

---------------------------------------

* All portfolio managers work together as a management team, and no individual portfolio manager is solely responsible for an account.

     The Adviser and its affiliates may carry on investment activities for their own accounts, for the accounts of their employees (and their families) and for other accounts in which the Master Fund has no interest. The Adviser and its affiliates also provide investment management services to other clients, including other collective investment vehicles. The Adviser and its affiliates may give advice and recommend securities to other managed accounts or investment funds which may differ from advice given to, or securities recommended or bought for, the registrant, even though their investment programs may be the same or similar.

     Certain inherent conflicts of interest arise from the fact that the Adviser and its affiliates generally carry on other investment activities in which the Fund will have no interest.

     The Investment Advisory Agreement among the registrant, the Manager and the Adviser does not impose any specific obligations or requirements concerning the allocation of time, effort or investment opportunity by the Adviser to the Registrant. The Adviser and its members, officers and employees will devote as much of their time to the activities of the registrant as they deem necessary and appropriate. The Adviser and its affiliates are not restricted from forming investment funds, from entering into other investment advisory relationships or from engaging in other business activities, even though such activities may be in competition with the registrant or the portfolio manager and may involve substantial time and resources of the Adviser. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Adviser and its officers and employees will not be devoted exclusively to the business of the registrant, but will be allocated between the business of the registrant and the management of the monies of other advisees of the Adviser.

(a)(3) Compensation for the portfolio managers is a combination of a fixed salary and a discretionary bonus. The Adviser pays the portfolio managers' compensation in cash. The discretionary bonus is not tied directly to the performance or the value of assets of the registrant or any other fund managed by the Adviser. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the Adviser, execution of managerial responsibilities, quality of client interactions and teamwork support. As part of their compensation, portfolio managers also have 401k plans that enable employees to direct a percentage of their pre-tax salary and bonus into a tax-qualified retirement plan. In addition, senior portfolio managers receive discretionary, non-voting equity-based compensation, a portion of which is reinvested into the Adviser's flagship fund-of-hedge funds product, and which is determined, in part, based on the profits earned by the Adviser. All portfolio managers are also eligible to participate in profit-sharing plans created for employees of the Adviser, pursuant to which a fixed dollar amount of profit sharing is paid in equal amounts to such employees.

(a)(4) As of March 31, 2008, no portfolio manager was the beneficial owner of any securities in the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Conduct for the principal executive and principal financial officers is filed herewith.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

(c) Proxy voting procedures.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                PNC Absolute Return Master Fund LLC


By (Signature and Title)*                   /s/ Kevin A. McCreadie
                                            ----------------------
                                            Kevin A. McCreadie
                                            Chief Executive Officer
Date: May 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Kevin A. McCreadie
                                            ----------------------
                                            Kevin A. McCreadie
                                            Chief Executive Officer
Date: May 29, 2008


By (Signature and Title)*                   /s/ Jennifer E. Spratley
                                            ------------------------
                                            Jennifer E. Spratley
                                            Chief Financial Officer
Date: May 29, 2008
* Print the name and title of each signing officer under his or her signature.